Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and Cash Equivalents	$ 2,873	$ 378
Accounts Receivable and Accrued Revenues	3,870	1,488
Income Tax Receivable	22	21
Inventories	3,919	1,089
Assets Held for Sale	1,304	0
Total Current Assets	11,988	2,976
Restricted Cash	186	0
Exploration and Evaluation Assets, Net	720	623
Property, Plant and Equipment, Net	34,225	25,411
Right-of-Use Assets, Net	2,010	1,139
Income Tax Receivable	66	0
Investments in Equity-Accounted Affiliates	311	97
Other Assets	431	216
Deferred Income Taxes	694	36
Goodwill	3,473	2,272
Total Assets	54,104	32,770
Current Liabilities
Accounts Payable and Accrued Liabilities	6,353	2,018
Short-Term Borrowings	79	121
Lease Liabilities	272	184
Contingent Payment	236	36
Income Tax Payable	179	0
Liabilities Related to Assets Held for Sale	186	0
Total Current Liabilities	7,305	2,359
Long-Term Debt	12,385	7,441
Lease Liabilities	2,685	1,573
Contingent Payment	0	27
Decommissioning Liabilities	3,906	1,248
Other Liabilities	929	181
Deferred Income Taxes	3,286	3,234
Total Liabilities	30,496	16,063
Shareholders’ Equity	23,596	16,707
Non-Controlling Interest	12	0
Total Liabilities and Equity	$ 54,104	$ 32,770